RESTRUCTURING - Narrative (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2021
May 2021 Restructuring Plan:
Restructuring Cost and Reserve [Line Items]
Less than number of employees expected to be affected		40
June 2022 Restructuring Plan:
Restructuring Cost and Reserve [Line Items]
Less than number of employees expected to be affected	30